Goldman Sachs Access Inflation Protected USD Bond ETF Investment Objectives and Goals - Goldman Sachs Access Inflation Protected USD Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Access Inflation Protected USD Bond ETF—SummaryTicker: GTIP Stock Exchange: Cboe BZX Exchange, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Access Inflation Protected USD Bond ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index (the “Index”).